Velocity Commercial Capital Loan Trust 2023-2 ABS-15G

Exhibit 99.06

Servicing Upload -

Customer Loan ID	Edgar Loan ID	Final Current Event Level	Current Exceptions	Collection comments
XXXX	20000000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called and advised that received a tax bill for $xxx.xx fro the tax office.  The servicer confirmed that pays the tax quarterly.  Although the tax is escrowed for taxes, the agent advised that the supplemental tax bill is the homeowner's responsibility.  The customer wanted to add spouse an authorized party on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000001	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Contact made with the borrower for payment. The total amount due was provided and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000002	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called and made a payment. Also requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000003	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower submitted the payment for January and February and the late fee online.  The homeowner will also provide proof of insurance coverage for all 6 properties under this loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called for the amount due for April. Also discussed a possible 2nd mortgage and pre-payment penalty.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000005	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The welcome call was completed on xx/xx/xxxx.  The agent reviewed the notes and determined the information was accurate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called with a payment related question.  The agent confirmed that automatic payments are in effect and the next payment will be withdrawn on xx/xx/xxxx.  The servicer also assisted with online registration and paperless enrollment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called for assistance in logging in the system. Also a payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called for assistance with online assess. Also stated will make 2 payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The authorized third party called in and requested the 1098 form to file the taxes.  The agent replied that the IRS form 1098 is not issued if the primary account holder listed is a limited liability company and can use the transaction history for the taxes.  The agent gave instructions on how to obtain the payment history from the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The third party called for the website. The agent provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called for the address to send proof of payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower made a payment in the amount of $xxx.xx with the representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The authorized third party called and made a payment for $xxx.xx with the representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower stated that will make a payment on xx/xx/xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called for assistance with making a payment online. The late fee was waived due to borrower was advised of a 15 day grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000025	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower advised that will make a payment next Friday for the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called in for the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000031	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called and requested a payoff quote good through xx/xx/xxxx.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  Contact made with the borrower to complete the Welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was xx/xx/xxxx.  The borrower called and discussed the payment made on xx/xx/xxxx for $xxx.xx.  The agent confirmed that the payment has been applied and that the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	20000039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for xx/xx/xxxx.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A